Related parties	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related parties	Related parties
Key management personnel compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Salaries, wages and benefits	1,464	1,245	1,073
Share-based payments	2,501	2,018	1,723
Supervisory Board’s fees	225	375	70
Total compensation to related parties	4,190	3,638	2,866

The methods used to measure share-based payments are presented in Note 17.